SUBJECT TO COMPLETION, DATED MARCH 13, 2000

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is prohibited.

 PROSPECTUS  •   MARCH 13, 2000

Mercury QA Strategy Series, Inc.

Mercury QA Strategy Growth And Income Fund
Mercury QA Strategy Long-Term Growth Fund
Mercury QA Strategy All-Equity Fund
  [LOGO OF QA STRATEGY]

A SUBSCRIPTION PERIOD FOR SHARES OF EACH FUND WILL END ON MAY 2, 2000, UNLESS EXTENDED.

THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO OF MERCURY ASSET MANAGEMENT]

Table of Contents

PAGE

[GRAPHIC]
FUND FACTS

About the Mercury QA Strategy Funds 2

Risk/Return Bar Chart and Table 8

Fees And Expenses 9

[GRAPHIC]
ABOUT THE DETAILS

How the Funds Invest 15

Investment Risks 23

Statement of Additional Information 30

[GRAPHIC]
ACCOUNT CHOICES

Pricing of Shares 31

How to Buy, Sell, Transfer and Exchange Shares 36

How Shares are Priced 40

Fee-Based Programs 41

Dividends and Taxes 41

[GRAPHIC]
THE PORTFOLIO MANAGEMENT

Management of the Funds 43

[GRAPHIC]
TO LEARN MORE

Shareholder Reports Back Cover

Statement of Additional Information Back Cover

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Fund Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

Equity Security — security that represents a unit of ownership of a corporation.

Fixed Income Security  — security that pays a fixed rate of interest or a fixed dividend.

Investment Grade —  any of the four highest debt obligations ratings by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch IBCA, Inc.

Bonds  — debt obligations issued by corporations, governments and other issuers.

ABOUT THE MERCURY QA STRATEGY FUNDS

What is each Fund’s objective?

Mercury QA Strategy Growth and Income Fund

The Fund’s investment objective is to provide high total return with reduced risk over the long term.

Mercury QA Strategy Long-Term Growth Fund

The Fund’s investment objective is to provide long-term capital growth.

Mercury QA Strategy All-Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

We cannot guarantee that a Fund will achieve its objective.

What are each Fund’s main investment strategies?

The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Fund invests in a mix of underlying mutual funds managed or distributed by the investment adviser or one of its affiliates. Each Fund starts with a strategic target allocation between investments in equity securities and fixed-income securities. The equity portion is then allocated among underlying funds that each reflect a specific equity market segment. The fixed-income portion is allocated to a single underlying fund that reflects a broad range of dollar-denominated investment grade bonds with maturities greater than one year.

The strategic target allocations for each Fund and the ranges within which each Fund may vary its strategic target allocation are set forth below. The Funds’ assets will rarely be exactly in line with the strategic target allocations. Rather, each Fund’s investment in each asset class fluctuates within a range depending on the investment adviser’s perception of the opportunities available among the asset classes and the relative risks associated with these opportunities, consistent with each Fund’s objective.

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Strategic Target Allocations

Fund	Target	Range

Mercury QA Strategy Growth and Income Fund

Equity	55%	40%-70%
Fixed-Income and Cash Equivalents*	45%	30%-60%

Mercury QA Strategy Long-Term Growth Fund

Equity	75%	60%-90%
Fixed-Income and Cash Equivalents*	25%	10%-40%

Mercury QA Strategy All-Equity Fund

Equity	100%	95%-100%
Fixed-Income and Cash Equivalents*	0%	0%-5%

*	The Fund intends to maintain cash positions, either directly or through its investment in the underlying funds, to the extent such underlying funds maintain cash positions.

Each Fund therefore has a range within which it may vary its strategic target allocation. The investment adviser will shift the Funds’ relative weightings in equity and fixed income securities as well as each Fund’s equity investments among underlying funds, in light of a Fund’s investment objective and in response to market conditions. This allocation process seeks to add value by overweighting attractive markets and underweighting unattractive markets, while maintaining a diversified portfolio within specific allocation parameters.

The investment adviser may also invest a Fund’s assets directly in individual securities and other financial instruments such as short term money market instruments.

The equity portion of each Fund initially will be invested in six portfolios of Mercury QA Equity Series, Inc. (the “Mercury QA Equity Funds”) The fixed-income portion of each Fund initially will be invested in the Master Aggregate Bond Index Series of Quantitative Master Series Trust.

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Quantitative Analysis  — focuses on quantifiable measures as opposed to qualitative considerations such as the character of management.

“Top-down” Analysis  — analysis in which the investment adviser first looks at trends in the general economy, and next selects industries and then companies that should benefit from those trends.

“Bottom-up” Stock Selection Approach  — searching for outstanding performance of individual stocks before considering the impact of economic trends.

“Value” Strategy — a strategy in which the focus is to invest in “value” stocks.

“Value” Stocks — stocks of companies that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

“Growth” Strategy  — a strategy in which the focus is to invest in “growth” stocks.

“Growth” Stocks  — stocks of companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

The table below shows the range (as a percentage of each Fund’s assets) that is expected initially to be invested in each underlying fund.

	Range of Assets of
Underlying Fund	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Equity Asset Class

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	4%	7%	9%

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	3%	4%	5%

Mercury QA International Fund of Mercury QA Equity Series, Inc.	3%	3%	5%

Fixed-Income Asset Class

Master Aggregate Bond Index Series of Quantitative Master Series Trust	45%	20%	0%

The investment adviser of the Mercury QA Equity Funds seeks to maximize each Mercury QA Equity Fund’s expected return by utilizing a disciplined approach to sector weighting, stock selection and portfolio construction which combines quantitative analysis, in-depth research and risk management disciplines to produce style purity with respect to a particular market segment. The investment adviser of the Mercury QA Equity Funds uses three principal strategies to select investments for each Mercury QA Equity Fund. First the investment adviser of the Mercury QA Equity Funds uses a “top-down” analysis to identify high performing sectors. Second, the investment adviser of the Mercury QA Equity Funds uses a “bottom-up” stock selection approach to identify those securities within a sector that seem to be the most attractive. Depending on the Mercury QA Equity Fund, this analysis involves selection of stocks through a “value” strategy, a “growth ” strategy, or a blend of the two. Third, the investment adviser of the Mercury QA Equity Funds uses quantitative risk management techniques to produce an overall portfolio with risk and style characteristics similar to each Mercury QA Equity Fund’s respective market segment.

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Large-capitalization Companies  — companies that have market capitalizations in the range of companies included in the Standard & Poor’s 500 Composite Price Index (currently at least $5.3 billion).

Standard & Poor’s 500 Composite Stock Price Index  — a market-weighted index composed of common stocks issued by 500 U.S. large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

Common Stock  — units of ownership of a corporation.

Mid-capitalization Companies  —  companies that have market capitalizations in the range of companies included in the Standard & Poor’s Mid Cap 400 Index (currently between $137 million and $3.8 billion).

Standard & Poor’s Mid Cap 400 Index — a market-weighted index composed of common stocks issued by 400 U.S. mid-capitalization companies in a wide range of businesses.

Standard & Poor’s SmallCap 600 Index — a market-weighted index composed of domestic stocks issued by 600 U.S. smaller- capitaliza tion companies in a wide range of businesses.

Small-capitalization Companies —  companies that have market capitalizations in the range of companies included in the Standard & Poor’s SmallCap 600 Index (currently below $382 million).

The market segment and style investment analysis for each of the Mercury QA Equity Funds is as follows:

Fund	Market Segment

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a “value” strategy

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a “growth” strategy

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	stocks of mid-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	stocks of small-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA International Fund of Mercury QA Equity Series, Inc.	stocks of companies whose primary trading
markets are located outside of the United
States with an emphasis on larger
capitalization companies in these markets
selected through a blend of “value” and
“growth” strategies

While certain sectors will be overweighted or underweighted, each Mercury QA Equity Fund seeks to invest in a broad range of stocks from its market segment, and to include stocks from most major sectors of the U.S. economy, or, in the case of the Mercury QA International Fund, markets located outside the United States.

The Master Aggregate Bond Index Series will normally invest, based on its investment adviser’s optimization process, in a sample of the bonds included in the Lehman Brothers Aggregate Bond Index, or a sample of bonds not included in the index but closely correlated with bonds that are in the index, and in derivative instruments correlated with the Lehman Brothers Aggregate Bond Index. This optimization process is a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the Lehman Brothers Aggregate Bond Index with fewer transaction costs than would be incurred through full replication of the index.

The investment adviser will invest in particular underlying funds based on various criteria. Among other things, the investment adviser will analyze the underlying funds’ investment objectives, policies and investment strategies in order to determine which underlying funds, in combination with other underlying funds, are appropriate in light of a Fund ’s investment objective. A Fund’s investment in an underlying fund may exceed 25% of the Fund’s total assets.

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Lehman Brothers Aggregate Bond Index — a market-weighted index consisting of approximately 6,500 U.S. dollar-denominated investment grade bonds with maturities greater than one year, as chosen by Lehman Brothers Holding Inc.

Volatility—the amount and frequency of price movement of a security, commodity, or market.

The particular underlying funds in which each Fund may invest, the percentage of each Fund’s assets to be invested in each underlying fund, the target strategic allocation and allocation ranges between the equity market segment and the fixed-income segment, and the investment policies of each underlying fund may be changed from time to time without shareholder approval.

What are the main risks of investing in the Funds?

As with any mutual fund, the value of each Fund ’s investments and, therefore, the value of a Fund’s shares may fluctuate. Because the Funds invest in the underlying funds, you will be affected by the investment policies of the underlying funds in direct proportion to the amount of assets the Funds allocate to those underlying funds. If the value of a Fund’s investments goes down, you may lose money.

Changes in the value of a Fund’s investment (including changes in an underlying equity fund) may occur because a particular stock market is fluctuating. At other times, there are specific factors that may affect an underlying fund’s performance or affect the value of particular investments held by an underlying fund. The Funds are also subject to the risk that the investment adviser’s allocations among underlying funds (or the stocks that the underlying funds select) or the individual securities that the investment adviser selects will underperform relative to other securities in its market segment or other funds with similar investment objectives.

A Fund may invest in the Mercury QA Mid Cap Fund or the Mercury QA Small Cap Fund, that in turn will invest in smaller capitalization companies. Smaller capitalization companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of larger, established companies.

Each Fund may also invest in Mercury QA International Fund that in turn will invest in foreign securities, including securities denominated in foreign currencies. Investments in foreign securities involve special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, foreign securities may be subject to changes in value due to movements in exchange rates. Generally, when a foreign currency appreciates (or depreciates) in value against the U.S. dollar, securities denominated in that currency appreciate (or depreciate) in U.S. dollar terms.

A Fund’s investment in an underlying fixed-income fund is subject to interest rate and credit risk. Interest rate risk is the risk that when interest rates go up, the value of debt instruments generally goes down. In general, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than shorter term securities. Credit risk is the risk that the issuer will be unable to pay the interest of principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

In managing the Funds, the investment adviser will have the authority to select and substitute underlying funds. The investment adviser is subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the investment adviser and its affiliates are also responsible for managing each of the underlying funds. The directors and officers of the Funds may also be directors and officers of some of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

By investing in the underlying funds indirectly through one of the Funds, you will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. Additionally, one underlying fund may buy the same securities that another underlying fund sells. If this happens, you would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from transactions in shares of the underlying funds by a Fund.

Each fund is a non-diversified fund, which means that, through its investment in the underlying funds, it invests more of its assets in fewer companies than if it were a diversified fund. This increases a Fund’s risk because each investment has a greater effect on the Fund’s performance. Each of the currently anticipated underlying funds, however, is a diversified fund.

Who should invest?

The Mercury QA Strategy Growth and Income Fund may be an appropriate investment for you if you:

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Want a professionally managed portfolio

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Fund Facts

•	Are willing to accept the risk that the value of your investment may fluctuate (over the short term and the long term) in order to seek potentially higher long term returns

•	Are looking for a moderate amount of current income

The Mercury QA Strategy Long-Term Growth Fund may be an appropriate investment for you if you:

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Want a professionally managed portfolio

•	Are willing to accept the risk that the value of your investment may fluctuate (over the short term and the long term) in order to seek potentially long term capital growth

•	Are looking for some current income

The Mercury QA Strategy All-Equity Fund may be an appropriate investment for you if you:

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Want a professionally managed portfolio

•	Are willing to accept the risk that the value of your investment may fluctuate (over the short term and the long term) in order to seek potentially long term capital growth

•	Are not looking for a significant amount of current income

RISK/RETURN BAR CHART AND TABLE

Since the Funds are scheduled to begin operating on May 5, 2000, there is no current performance information for any Fund.

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[GRAPHIC] Fund Facts

UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees  — these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee  — a fee paid to the investment adviser for managing the Fund.

Distribution Fees  — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial consultants, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers for account maintenance activities.

FEES AND EXPENSES

Each Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial consultant can help you with this decision.

This table shows the different fees and expenses that you may pay if you buy and hold the different classes of shares of each Fund. Future expenses may be greater or less than those indicated below.

Class I Shares

Shareholder Fees (fees paid directly from your investment)(b):	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(c)	5.25%	5.25%	5.25%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)(d)	None	None	None

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(e)	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees(f)	None	None	None

Other Expenses (including transfer agency fees)(g)	.43%	.43%	.33%
Underlying Fund Expenses(h)	.74%	1.03%	1.25%
Administrative Fees	.35%	.35%	.35%

Total Other Expenses	1.52%	1.81%	1.93%

Total Annual Fund Operating Expenses	1.67%	1.96%	2.08%

Fee Waiver(i)	(.35)%	(.35)%	(.35)%

Total Net Operating Expenses(j)	1.32%	1.61%	1.73%

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[GRAPHIC] Fund Facts

Class A Shares

Shareholder Fees (fees paid directly from your investment)(b):	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)(c)	5.25%	5.25%	5.25%

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)(d)	None	None	None

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(e)	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees(f)	0.25%	0.25%	0.25%

Other Expenses (including transfer agency fees)(g)	.43%	.43%	.33%
Underlying Fund Expenses(h)	.74%	1.03%	1.25%
Administrative Fees	.35%	.35%	.35%

Total Other Expenses	1.52%	1.81%	1.93%

Total Annual Fund Operating Expenses	1.92%	2.21%	2.33%

Fee Waiver(i)	(.35)%	(.35)%	(.35)%

Total Net Operating Expenses(j)	1.57%	1.86%	1.98%

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[GRAPHIC] Fund Facts

Class B Shares(a)

Shareholder Fees (fees paid directly from your investment)(b):	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)(c)	4.00%	4.00%	4.00%

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(d):

Management Fee(e)	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees(f)	1.00%	1.00%	1.00%

Other Expenses (including transfer agency fees)(g)	.43%	.43%	.33%
Underlying Fund Expenses(h)	.74%	1.03%	1.25%
Administrative Fees	.35%	.35%	.35%

Total Other Expenses	1.52%	1.81%	1.93%

Total Annual Fund Operating Expenses	2.67%	2.96%	3.08%

Fee Waiver(i)	(.35)%	(.35)%	(.35)%

Total Net Operating Expenses(j)	2.32%	2.61%	2.73%

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[GRAPHIC] FUND FACTS

Class C Shares

Shareholder Fees (fees paid directly from your investment)(b):	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)(c)	1.00%	1.00%	1.00%

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(e)	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees(f)	1.00%	1.00%	1.00%

Other Expenses (including transfer agency fees)(g)	.43%	.43%	.33%
Underlying Fund Expenses(h)	0.74%	1.03%	1.25%
Administrative Fees	.35%	.35%	.35%

Total Other Expenses	1.52%	1.81%	1.93%

Total Annual Fund Operating Expenses	2.67%	2.96%	3.08%

Fee Waiver(i)	(.35)%	(.35)%	(.35)%

Total Net Operating Expenses(j)	2.32%	2.61%	2.73%

(a)	Class B shares automatically convert to Class A shares about eight years after you buy them and will no longer be subject to distribution fees.
(b)	In addition, certain securities dealers may charge a fee to process a purchase or sale of shares.
(c)	Some investors may qualify for reductions in the sales charge (load).
(d)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e)	The investment adviser or its affiliate provides accounting services to each Fund at its cost.
(f)
The Funds call the “Service Fee ” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. Class B and Class C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares pay only a Service (Account Maintenance) Fee of 0.25%.

(g)
Based on estimated amounts for the current fiscal year. The transfer agent is an affiliate of the investment adviser. The Funds pay the transfer agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs.

(h)
“Underlying Fund Expenses” for each Fund are based upon assets of each Fund that are initially expected to be invested in each underlying fund and upon the actual total operating expenses of the underlying funds (including any current waivers and expense limitations of the underlying funds). Actual Underlying Fund Expenses incurred by each Fund may vary with changes in the allocation of each Fund’s assets among the underlying funds and with other events that directly affect the expenses of the underlying funds.

(i)
With respect to each Fund, the investment adviser has entered into a contractual arrangement with the Funds to waive the Administrative Fee of .35%. The investment adviser has agreed to voluntarily limit Other Expenses to .15%. As a result, the Total Net Operating Expenses with respect to all classes (excluding Distribution and/or Service Fees) for Mercury QA Strategy Growth and Income Fund would be 1.04%, Mercury QA Strategy Long-Term Growth Fund would be 1.33% and Mercury QA Strategy All-Equity Fund would be 1.55%, respectively.

(j)
The Total Net Operating Expenses reflect the investment adviser’s estimate of expenses that will actually be incurred during each Fund’s current fiscal year, restated to reflect the contractual fee waiver currently in effect.

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[GRAPHIC] Fund Facts

Examples:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that each Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses if you did redeem your shares:

CLASS I SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 652	$ 680	$ 692

Three Years †	$ 993	$1,077	$1,112

CLASS A SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 676	$ 704	$ 715

Three Years †	$1,066	$1,150	$1,184

CLASS B SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 635	$ 664	$ 676

Three Years †	$1,098	$1,185	$1,220

MERCURY QA STRATEGY SERIES, INC.

[GRAPHIC] FUND FACTS

CLASS C SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 335	$ 364	$ 376

Three Years †	$ 798	$ 885	$ 920

Expenses if you did not redeem your shares:

CLASS I SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 652	$ 680	$ 692

Three Years †	$ 993	$1,077	$1,112

CLASS A SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 676	$ 704	$ 715

Three Years †	$1,066	$1,150	$1,184

CLASS B SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 235	$ 264	$ 276

Three Years †	$ 798	$ 885	$ 920

CLASS C SHARES
	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

One Year	$ 235	$ 264	$ 276

Three Years †	$ 798	$ 885	$ 920

†	These expenses do not reflect the continuation of the contractual arrangement between the investment adviser and each Fund to waive the Administrative Fee of 0.35%.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

About the Portfolio Manager —  Philip Green is a Senior Vice President and the Portfolio Manager of the Funds. Mr. Green has been a Senior Vice President of Fund Asset Management, L.P. and certain of its affiliates since 1999. Mr. Green is primarily responsible for the day-to-day management of the Funds.

About the Investment Adviser —  Mercury Asset Management US, a division of Fund Asset Management, L.P., is the investment adviser.

Derivative Instrument—an instrument, such as an option, future or swap, whose value is based on the performance of an underlying asset.

Futures —  exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.

HOW THE FUNDS INVEST

General Investment Management Approach

Mercury Asset Management US, a division of Fund Asset Management, L.P., serves as investment adviser to the three asset allocation Mercury QA Strategy Funds. The Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. As described above, each Fund seeks to achieve its objective by investing in a combination of underlying funds managed or distributed by the investment adviser or one of its affiliates, some that invest primarily in fixed-income securities and others that invest primarily in equity securities. In addition to investing in these underlying funds, the investment adviser may, for each Fund, invest in individual securities, short-term money market instruments and other financial instruments, such as derivative instruments, including futures. The investment adviser may use derivatives to seek to reduce the effect of currency fluctuations on securities held by the underlying funds that are denominated in currencies other than the U.S. dollar and to seek to gain exposure to certain markets or groups of securities that would otherwise be unavailable if the Funds were limited to investing in the underlying funds.

An investor may choose to invest in one or more of the Funds based on individual investment goals, risk tolerance and financial circumstances.

The Investment Adviser’s Asset Allocation Investment Philosophy and Process

Each Fund has a strategic target allocation between equity and fixed-income securities and a range within which it can vary these allocations. Each Fund also has a baseline range for allocation of its assets among the underlying funds. The investment adviser will adjust the equity and fixed-income allocations and the underlying funds allocations within these ranges based on its evaluation of the relative attractiveness of various asset classes in light of a Fund ’s investment objective and prevailing economic conditions. The allocation process seeks to add value by overweighting attractive markets and underweighting unattractive markets while maintaining a diversified portfolio within specific allocation parameters. When deviating from the strategic target allocation and the percentage of assets of a Fund that is allocated to each underlying fund, the investment adviser seeks to balance the amount any asset class can be overweighted against the amount of added risk due to the deviation. Finally, the investment adviser may seek to further adjust a Fund’s allocation by investing in individual securities, short-term money market instruments (cash-equivalents) and other financial instruments such as derivative instruments in order to gain exposure to certain additional markets or groups of securities and to hedge currency risk. The Mercury QA Strategy All-Equity Fund has a limited strategic target allocation of 95%-100% equity securities. Thus, under normal conditions, the Mercury QA Strategy All-Equity Fund will not vary its strategic allocation significantly, although the investment adviser may vary the relative weighting of the underlying funds in its portfolio.

The strategic target allocations for each Fund and the ranges within which each Fund may vary its strategic target allocation are set forth below.

Strategic Target Allocations

Fund	Target	Range

Mercury QA Strategy Growth and Income Fund

Equity	55%	40%-70%

Fixed-Income and Cash Equivalents*	45%	30%-60%

Mercury QA Strategy Long-Term Growth Fund

Equity	75%	60%-90%

Fixed-Income and Cash Equivalents*	25%	10%-40%

Mercury QA Strategy All-Equity Fund

Equity	100%	95%-100%

Fixed-Income and Cash Equivalents*	0%	0%-5%

*	The Fund intends to maintain cash positions, either directly or through its investment in the underlying funds to the extent such underlying funds maintain cash positions.

The table below shows the range (as a percentage of each Fund’s assets) that is expected initially to be invested in each underlying fund.

	Range of Assets of
Underlying Fund	Mercury QA Strategy Growth and Income Fund	Mercury QA Strategy Long-Term Growth Fund	Mercury QA Strategy All-Equity Fund

Equity Asset Class

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	15%	22%	27%

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	4%	7%	9%

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	3%	4%	5%

Mercury QA International Fund of Mercury QA Equity Series, Inc.	3%	3%	5%

Fixed-Income Asset Class

Master Aggregate Bond Index Series of Quantitative Master Series Trust	45%	20%	0%

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

A Fund’s investment in an underlying fund may, and in some cases is expected to, exceed 25% of the Fund ’s total assets.

The particular underlying funds in which each Fund may invest, the percentage of each Fund’s assets to be invested in each underlying fund, the target strategic allocation and allocation ranges between the equity market segment and the fixed-income segment and the investment policies of each underlying fund may be changed from time to time without shareholder approval.

Description of the Underlying Funds

The following is a concise description of the investment objectives and strategies for each of the underlying funds that are available for investment by the Funds as of the date of this Prospectus. A Fund may invest in other underlying funds not listed below that may become available for investment in the future at the discretion of the investment adviser without shareholder approval. No offer is made in this Prospectus of any of the underlying funds. Additional information regarding the investment practices of each underlying fund is provided in the Statement of Additional Information.

Underlying Fund	Investment Objective

Equity Asset Class

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	to provide long-term growth of capital

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	primarily to provide long-term growth of capital and secondarily to provide dividend income

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	to provide long-term growth of capital

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	to provide long-term growth of capital

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	to provide long-term growth of capital

Mercury QA International Fund of Mercury QA Equity Series, Inc.	to provide long-term growth of capital

Fixed-Income Asset Class

Master Aggregate Bond Index Series of Quantitative Master Series Trust	to match the performance of the Lehman Brothers Aggregate Bond Index as closely as possible before the deduction of expenses

Underlying Funds that Invest in Equity Securities

The investment strategy for each of the Mercury QA Equity Funds listed above (except the Mercury QA International Fund) is to normally invest at least 65% of its total assets in equity securities of U.S. issuers. Each of the Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund and Mercury QA Large Cap Growth fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies. Each of the Mercury QA Mid Cap Fund and Mercury QA Small Cap Fund normally invests at least 65% of its total assets in equity securities of mid-capitalization companies and small-capitalization companies, respectively. The Mercury QA International Fund normally invests at least 65% of its total assets in equity securities of companies whose primary trading markets are located outside of the United States.

The investment adviser of the Mercury QA Equity Funds seeks to maximize each Mercury QA Equity Fund’s expected return by investing in securities to create a portfolio that has risk and style characteristics similar to those of a particular market segment. The investment adviser of the Mercury QA Equity Funds uses three principal strategies to select investments for each Fund. First, the investment adviser uses objective criteria to construct an “optimal” portfolio of investments that has similar risk and style characteristics as a particular market segment, but which will overweight sectors the investment adviser of the Mercury QA Equity Funds believes to be attractive and underweight sectors the investment adviser of the Mercury QA Equity Funds believes to be less attractive. Next, the investment adviser of the Mercury QA Equity Funds analyzes the stocks among such sectors using technical and in-depth quantitative research to identify those stocks that may perform well relative to the overall market segment. This analysis is designed to identify a portfolio of investments that the adviser believes will outperform the market segment. Depending on the Mercury QA Equity Fund, this analysis involves selection of stocks through a “value” strategy, a “growth” strategy or a blend of the two. Third, the investment adviser of the Mercury QA Equity Funds uses quantitative risk management techniques to ensure that each Fund’s portfolio remains consistent with, and within appropriate risk levels relative to, its respective market segment.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

The market segment and style of investment analysis for each of the Mercury QA funds is as follows:

Fund	Market Segment

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a “value” strategy

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	stocks of large-capitalization companies selected through a “growth” strategy

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	stocks of mid-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	stocks of small-capitalization companies selected through a blend of “value” and “growth” strategies

Mercury QA International Fund of Mercury QA Equity Series, Inc.	stocks of companies whose primary trading
markets are located outside of the United States
with an emphasis on larger capitalization
companies in these markets selected through a
blend of “value” and “growth” strategies

The investment adviser of the Mercury QA Equity Funds uses portfolio construction techniques to construct the “optimal” portfolio. These portfolio construction techniques rely on objective formulas, and are designed to maintain a disciplined and style controlled strategy for each Fund. The investment adviser of the Mercury QA Equity Funds then uses technical and in-depth quantitative analysis to select individual investments from the universe of the “optimal ” portfolio. This technical and in-depth quantitative analysis is the most significant part of the investment process, and is designed to identify those investments that the adviser believes will outperform the relevant market segment.

The technical and in-depth quantitative analysis focuses on a variety of measures, such as:

•	earnings (surprises and analysts’ revisions)

•	momentum (price and earnings)

•	valuation (enterprise value, price versus cash flows, and dividend discount models)

For each Mercury QA Equity Fund, the investment adviser of the Mercury QA Equity Funds emphasizes identifying and purchasing those stocks that it believes are priced most attractively and which appear to present good opportunities for gain, based on the investment adviser’s technical and in-depth quantitative analysis. The Mercury QA Large Cap Value Fund focuses on stocks of companies that appear to be undervalued by the market or which appear to be temporarily out of favor, but which the investment adviser of the Mercury QA Equity Funds believes offer promising long term prospects. The Mercury QA Large Cap Growth Fund focuses on stocks of companies that are expected to have better prospects for earnings than the growth rate of the general domestic economy. The investment adviser of the Mercury QA Equity Funds uses a blend of value and growth strategies in selecting investments for the other four Mercury QA Equity Funds.

To achieve further efficiencies, and/or add value, each Mercury QA Equity Fund may also invest in futures contracts. The investment adviser of the Mercury QA Equity Funds selects futures that it believes may serve as substitutes for individual securities in an attempt to broadly represent a particular market or market segment. Each Mercury QA Equity Fund regularly invests a small portion of its assets in futures contracts correlated with an index representing the Mercury QA Equity Funds’ particular market segment. Futures allow the Mercury QA Equity Funds to increase or decrease exposure to the market segment quickly and at less cost than buying or selling individual stocks. Each Mercury QA Equity Fund invests in futures in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. Each Mercury QA Equity Fund also invests in futures whenever the investment adviser of the Mercury QA Equity Funds believes a futures contract presents price or return characteristics superior to those of stocks represented in the market segment. Furthermore, the Mercury QA International Fund uses futures as an efficient and less costly way of increasing or decreasing its exposure to stocks of companies in particular countries represented in its market segment. The Mercury QA Equity Funds consider futures that provide exposure to equity indices to be equity securities for purposes of the percentages described above.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Each of the market segments targeted by a Mercury QA Equity Fund is reflected in a broad-based market index. Therefore, while none of the Mercury QA Equity Funds is an index fund that seeks to replicate an index, the portfolio construction techniques discussed above are designed with the goal of ensuring that each Mercury QA Equity Fund will have risk and style characteristics similar to the index listed below:

Fund	Index

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	Standard & Poor ’s 500 Composite Stock Price Index (“S&P 500”)

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	Standard & Poor ’s 500/Barra Value Index

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	Standard & Poor ’s 500/Barra Growth Index

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	Standard & Poor ’s Mid Cap 400 Index

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	Standard & Poor ’s SmallCap 600 Index

Mercury QA International Fund of Mercury QA Equity Series, Inc.	Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index (“EAFE Index”)

Each Mercury QA Equity Fund may invest in short term, fixed-income securities that are considered to be cash equivalents. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. The Mercury QA Equity Funds will not invest in short term money market instruments in order to lessen the Mercury QA funds’ exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

Underlying Fund that Invests in Fixed Income Securities

The Master Aggregate Bond Index Series will normally invest, based on the underlying fund’s investment adviser’s optimization process, in a sample of the bonds included in the Lehman Brothers Aggregate Bond Index, or in a sample of bonds not included in the index but closely correlated with bonds that are in the index, and in derivative instruments correlated to the Lehman Brothers Aggregate Bond Index. This optimization process is a statistical sampling technique that aims to create a portfolio that will match approximately the performance of the Lehman Brothers Aggregate Bond Index with fewer transaction costs than would be incurred through full replication of the index.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the details

Because the Lehman Brothers Aggregate Bond Index is composed of investment grade bonds, the Master Aggregate Bond Index Series will invest in corporate bonds rated investment grade (rated at least Baa by Moody’s Investors Services, Inc. or BBB by Standard & Poor’s Ratings Group), or if unrated, of comparable quality. The Master Aggregate Bond Index Series may continue to hold a security that is downgraded below investment grade.

The Master Aggregate Bond Index Series may occasionally invest in bonds not included in the Lehman Brothers Aggregate Bond Index, but which are selected to reflect characteristics such as maturity, duration, and credit quality that are similar to bonds in the index. This may result in somewhat different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Lehman Brothers Aggregate Bond Index. The Master Aggregate Bond Index Series may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the index. This will tend to increase the Master Aggregate Bond Index Series ’ turnover rate.

All Funds

Each Fund’s investment objective is fundamental and may not be changed without shareholder approval. Each Fund’s policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed without shareholder approval.

Each Fund will normally invest almost all of its assets as described above. Each Fund may, however, invest directly in individual securities and other financial instruments, including short-term instruments, such as money market securities and repurchase agreements for asset allocation or other purposes. It is expected that each Fund may from time to time invest directly in currency contracts for hedging purposes. The Funds may also invest in short-term instruments or fixed-income securities or buy or sell futures when a Fund believes it is advisable to do so for temporary defensive purposes. Short-term investments and temporary defensive positions may limit the potential for growth in the value of your shares and/or may reduce the level of current income.

A Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the underlying funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets between the equity asset class and fixed-income asset class within the percentage ranges described above.

INVESTMENT RISKS

This section contains a summary discussion of the principal risks that apply to the underlying funds, and thus indirectly to the Funds. It also describes risks that apply directly to the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objectives, or that a Fund ’s performance will be positive over any period of time.

Risks that Apply to the Funds

Non-Diversification Risk

Each Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, a Fund’s risk is increased because each investment has a greater effect on the Fund’s performance. This hurts a Fund’s performance when its investments are unsuccessful. However, while the Funds are technically non-diversified because the majority of their assets are invested in a small number of securities (generally, the underlying funds), the Funds will have a diverse exposure to the market because the underlying funds invest in, or allow for exposure to, a large number of securities.

Risks that Apply to Both the Underlying Funds and the Funds

These risks apply to each Fund and to some or all of the underlying funds in which the Funds expect to invest as of the date of this Prospectus. Therefore in the section below, the term “Fund” refers to both the Mercury QA Strategy Series Funds and the underlying funds.

Stock Market Risk

Stock market risk is the risk that the stock markets in one or more countries in which a Fund or an underlying fund invests will go down in value, including the possibility that one or more markets will go down sharply and unpredictably.

Selection Risk

Selection risk for the Mercury QA Equity Funds is the risk that investments that underlying fund management selects may underperform relative to other securities in a particular market segment overall or other funds with similar investment objectives and investment strategies.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Net Asset Value — the market value in U.S. dollars of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Selection risk for the Funds is the risk that the investments (including in the underlying funds) that the investment adviser selects may underperform relative to other securities in the stock or bond market or other funds with similar investment objectives and investment strategies.

Derivatives

Derivatives, such as futures, may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, which may include:

•
Leverage risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is then worth.

A Fund may use derivatives for anticipatory hedging and for non-hedging purposes. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase them. An underlying fund may use derivatives for anticipatory hedging in order to gain exposure efficiently to its market segment in the event the Fund receives cash inflows. Derivatives may not always be available or cost efficient. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements.

Borrowing and Leverage

A Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund ’s shares and the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Certain securities that a Fund buys may create leverage, including, for example, derivative securities. Like borrowing, these investments may increase a Fund’s exposure to risk.

Securities Lending

A Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund may also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, and so may be less able to predict a loss. In addition, if Fund management or the investment adviser receives material adverse non-public information about the issuer, a Fund will not be able to sell the security.

Rule 144A Securities

Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Correlation Risk

Each Fund may purchase an asset and concurrently sell that asset in a different market, or sell a related asset, in order to capture small price discrepancies between markets or related assets. This strategy involving related assets carries the risk that the value of the related assets will not track or affect each other in the manner anticipated by the investment adviser. This strategy generally assumes that the price of related assets will move closer to some historical level and that price differences from this level will disappear. However, in the event the price differences do not disappear or widen, a Fund could lose money on a transaction.

Risks that Apply to Certain Underlying Funds

Mercury QA Small Cap Fund and Mercury QA Mid Cap Fund

Small Cap Risk

Small cap companies, and, to a lesser extent, mid cap companies, may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the underlying fund’s investment in a small cap or mid cap company may lose substantial value.

Small cap securities, and, to a lesser extent, mid cap securities, generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Moreover, small cap securities often are not income producing investments, and thus may not cushion the underlying fund’s total return from price changes.

When selling a large quantity of a particular stock, the underlying fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

Volatility

Stocks of small and medium companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Mercury QA International Fund and Master Aggregate Bond Index Series

Foreign Market Risk

Because the underlying funds may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. Stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the underlying fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets:

•
The economies of certain foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

•
Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.

•
The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair an underlying fund’s ability to purchase or sell foreign securities or transfer the assets or income back into the United States, or otherwise adversely affect the underlying fund’s operations.

•
Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States.

•
Because there are generally fewer investors on foreign exchanges and a fewer number of shares traded each day, it may be more difficult for the underlying funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may go down more than prices of securities traded in the United States.

•
Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and an underlying fund’s assets may be uninvested and not earning returns. The underlying fund may miss investment opportunities or be unable to sell an investment because of these delays.

Governmental Supervision and Regulation/Accounting Standards

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for an underlying fund’s portfolio manager to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount an underlying fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States

Each underlying fund generally holds the foreign securities and cash in which it invests in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of some countries may put limits on an underlying fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of its agents, goes bankrupt. In addition, it is often more expensive for the underlying Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. The increased expense for investing in certain foreign markets reduces the amount an underlying fund can earn on its investments and typically results in a higher operating expense ratio for it than for funds invested only in the U.S.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Stripped Securities —  Securities that take two components of a debt security (principal and interest) and break them apart. The resulting two securities may be sold separately and may perform differently.
European Economic and Monetary Union (“EMU ”)

A number of European countries have entered into EMU in an effort to reduce barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the euro), that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like other investment companies and business organizations, including the companies in which the underlying funds invest, the underlying funds could be adversely affected:

•	If the transition to euro, or EMU as a whole, does not continue to proceed as planned.

•	If a participating country withdraws from EMU.

Master QA International Fund

Currency Risk and Exchange Risk

Securities in which the underlying funds invest may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of an underlying fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Master Aggregate Bond Index Series

Interest Rate Risk

Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Master Aggregate Bond Index Series can hold bonds of any maturity. As a result, if the Master Aggregate Bond Index Series invests a large amount in long-term bonds, that fund’s value could change significantly in response to a relatively small change in interest rates. Stripped securities may be highly sensitive to changes in interest rates.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] About the Details

Credit Risk

Credit risk is the risk that the issuer will be unable to pay interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Event Risk

Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds may decline significantly.

Foreign Government Debt

The Master Aggregate Bond Index Series may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies. Investments in these securities subject the Master Aggregate Bond Index Series to the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for various reasons, including cash flow problems, insufficient foreign currency reserves, political considerations, or the relative size of its debt position to its economy. If a government entity defaults, it may ask for more time in which to pay or for further loans. There may be no bankruptcy proceeding that the underlying fund can use to collect payments on debt securities that a government entity has not repaid.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Funds or the underlying funds, including how they invest, please see the Statement of Additional Information.

MERCURY QA STRATEGY SERIES, INC.

[GRAPHIC] Account Choices

PRICING OF SHARES

Each Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs. Each share class of a Fund represents an ownership interest in the same investment portfolio. The class of shares you should choose will be affected by the size of your investment and how long you plan to hold your shares. Your financial consultant can help you determine which pricing option is best suited to your personal financial goals.

For example, if you select Class I or Class A shares of a Fund, you generally pay a sales charge at the time of purchase. If you buy Class A shares, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

If you select Class B or Class C shares of a Fund, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.

Each Fund’s shares are distributed by Mercury Funds Distributor, a division of Princeton Funds Distributor, Inc.

A subscription period for the Funds’ shares will end on May 2, 2000, unless extended. Subscriptions will be payable, shares will be issued and each Fund will commence operations on the third business day after the end of the subscription period. A Fund or the distributor can terminate the subscription offering at any time, in which case the Fund will not commence operations or will commence operations with a limited number of shares.

After a Fund commences operations, its shares can be purchased on each business day.

MERCURY QA STRATEGY SERIES, INC.

[GRAPHIC] Account Choices

To better understand the pricing of each Fund ’s shares, we have summarized the information below:

	Class I	Class A	Class B	Class C

Availability?	Limited to certain investors including:	Generally available through selected securities dealers.	Generally available through selected securities dealers.	Generally available through selected securities dealers.
• Current Class I shareholders
• Certain Retirement Plans
• Participants of certain sponsored programs
• Certain affiliates of selected securities dealers

Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year).	No. (May be charged for purchases over $1 million that are redeemed within one year).	Yes. Payable if you redeem within six years of purchase.	Yes. Payable if you redeem within one year of purchase.

Account Maintenance and Distribution Fees?	No.	0.25% Account Maintenance Fee. No Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.

Conversion to Class A shares?	No.	Not applicable.	Yes, automatically after approximately 8 years.	No.

MERCURY QA STRATEGY SERIES, INC.
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Right of Accumulation —  permits you to pay the sales charge applicable to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

Letter of Intent —  permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

Class I and Class A Shares — Initial Sales Charge Options
The public offering price of Class I and Class A shares of a Fund during the subscription period is $10.00 per share. If you select Class I or Class A shares, you will pay a sales charge at the time of purchase (whether during or after the subscription period) as shown in the following table. During the subscription period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters). After the subscription period, the dealer compensation will be as shown in the last column.

Your Investment	As a % of Offering Price	As a % of Your Investment*	Dealer Compensation as a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $1,000,000	2.00%	2.04%	1.80%

$1,000,000 and over**	0.00%	0.00%	0.00%

*	Rounded to the nearest one-hundredth percent.

**
If you invest $1,000,000 or more in Class I or Class A shares of a Fund, you may not pay an initial sales charge. In that case, the investment adviser compensates the selling dealer from its own funds. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and Class A shares by certain employer sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares of a Fund that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class I or Class A shares of a Fund may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent

•	Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates

•	Certain employer-sponsored retirement or savings plans

•	Certain investors, including directors or trustees of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates and employees of selected dealers

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

•	Certain fee-based programs managed by Mercury or its affiliates

•	Certain fee-based programs managed by selected dealers that have an agreement with Mercury

•	Purchases through certain financial advisers that meet and adhere to standards established by Mercury

•	Purchases through certain accounts on which Mercury or an affiliate exercises investment discretion

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Fund, certain retirement plans and participants in certain programs sponsored by Mercury or its affiliates. Your financial consultant can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares of a Fund under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares of a Fund and within 30 days buy new shares of the same class of the same Fund, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant or the Funds’ transfer agent at 1-888-763-2260.

Class B and Class C Shares — Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that each Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial consultant or other securities dealer who assists you in your decision to purchase the shares of such Fund.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

Class B Shares

If you redeem Class B shares of a Fund within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Year Since Purchase	Sales Charge*

0 —1	4.00%

1 —2	4.00%

2 —3	3.00%

3 —4	3.00%

4 —5	2.00%

5 —6	1.00%

6 and after	0.00%

*
The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired by dividend reinvestment are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 [1] /2 years old

•	Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, and certain retirement plan rollovers

•	Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates

•	Redemption in connection with participation in certain fee-based programs managed by selected dealers that have agreements with Mercury

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held

•	Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

Your Class B shares convert automatically into Class A shares of the same Fund approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. If you acquire your Class B shares of a Fund in an exchange from another fund with a shorter conversion schedule, the Fund’s eight year conversion schedule will apply. If you exchange your Class B shares in the Fund for Class B shares of another Mercury fund with a longer conversion schedule, the other fund’s conversion schedule will apply. In any event, the length of time that you hold the original and exchanged Class B shares in both funds will count toward the conversion schedule.

The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares of a Fund within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relative to Class C shares may be reduced or waived in connection with certain involuntary termination(s) of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart below summarizes how to buy, sell, transfer and exchange shares through certain securities dealers. You may also buy shares through the transfer agent. To learn more about buying shares through the transfer agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial consultant may help you with this decision.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

If you want to	Your choices	Information important for you to know

Buy shares	First, select the share class appropriate for you	Please refer to the pricing of shares table on page 32. Be sure to read this Prospectus carefully.

	Next, determine the amount of your investment	The minimum initial investment for a Fund is $1,000 for all accounts except:
• $500 for certain fee-based programs
• $100 for retirement plans

(The minimums for initial investments may be waived or reduced under certain circumstances.)

Have your financial consultant or securities dealer submit your purchase order	The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) will be priced at the net asset value determined that day.

Purchase orders received after that time will be priced at the net asset value determined on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Certain securities dealers may charge a fee to process a purchase. For example, the fee charged by Merrill Lynch, Pierce, Fenner & Smith
Incorporated is currently $5.35. The fees charged by other securities dealers may be higher or lower.

Or contact the transfer agent	To purchase shares directly, call the transfer agent to request a purchase application. Mail the completed purchase application to the transfer agent at the address on the inside back cover of this
Prospectus.

Add to your investment	Purchase additional shares	The minimum investment for additional purchases is generally $100 for all accounts except:
• $50 for certain fee-based programs
• $1 for retirement plans

(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

	Participate in the automatic investment plan	You may automatically invest a specific amount on a periodic basis through your securities dealer:
• The current minimum for such automatic investments is $100. The minimum may be waived or revised under certain circumstances.

Transfer shares to another securities dealer	Transfer to a participating securities dealer	To transfer your shares of a Fund to another securities dealer, authorized dealer agreements must be in place between the distributor and the transferring securities dealer and the distributor and the receiving securities dealer. Certain shareholder services may not be available for the transferred shares. All future trading of these shares must be coordinated by the receiving securities dealer.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] ACCOUNT CHOICES

If you want to	Your choices	Information important for you to know

	Transfer to a non-participating securities dealer	You cannot transfer your shares of a Fund to a securities dealer that does not have an authorized dealer agreement with the distributor. You must either:
• Transfer your shares to an account with the transfer agent; or
• Sell your shares, paying any applicable deferred sales charge.

Sell your shares	Have your financial consultant or securities dealer submit your sales order	The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your dealer prior to that day’s close of business on the New York Stock Exchange (generally at 4:00 p.m. Eastern time).
Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Certain securities dealers may charge a fee to process a sale of shares.
For example, the fee charged by Merrill Lynch, Pierce, Fenner & Smith
Incorporated is currently $5.35. The fees charged by other securities dealers may be higher or lower.

A Fund may reject an order to sell shares under certain circumstances.

Sell through the transfer agent	You may sell shares held at the transfer agent by writing to the transfer agent at the address on the inside back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The transfer agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before a
Fund has collected payment for the purchase of shares, the Fund or the transfer agent may delay mailing your proceeds. This delay usually will not exceed ten days.

Sell shares systematically	Participate in a Fund ’s Systematic Withdrawal Plan	You can generally arrange through your selected dealer for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions.
You must have dividends automatically reinvested. For Class B and
Class C shares your total annual withdrawals cannot be more than
10% of the value of your shares at the time the Plan is established. The deferred sales charge is waived for systematic redemptions. Ask your financial consultant for details.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

If you want to	Your choices	Information important for you to know

Exchange your shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus.	You can exchange your shares of a Fund for shares of other Mercury mutual funds or for shares of the Summit Cash Reserves Fund. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

Each class of a Fund ’s shares is generally exchangeable for shares of the same class of another Mercury fund. If you own Class I shares (and wish to exchange into a fund in which you have no Class I shares and you are not eligible to buy Class I Shares), you will exchange into Class
A shares. If you own Class I or Class A shares and wish to exchange into Summit, you will exchange into Class A shares of Summit. Class B or Class C shares can be exchanged for Class B shares of Summit.

Some of the Mercury mutual funds may impose a different initial or deferred sales charge schedule. If you exchange Class I or Class A shares for shares of a fund with a higher initial sales charge than you originally paid, you may be charged the difference at the time of exchange. If you exchange Class B or Class C shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. Your time in both funds will also count when determining the holding period for a conversion from
Class B to Class A shares.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Funds make an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Funds take any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

Each Fund also reserves the right to terminate any account engaging in market-timing mutual funds. For purposes of this policy, “market-timing” involves three or more purchases and/or sales of shares of mutual funds within a 90 day period to capture short term profits resulting from market volatility.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, after the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Net asset value is generally calculated by valuing each security or other asset at its closing price for the day. Many of the Mercury QA International Fund’s investments are traded on foreign securities exchanges that close many hours before the New York Stock Exchange. Events that could affect securities prices that occur between these times normally are not reflected in the underlying fund’s net asset value. Foreign securities sometimes trade on days that the New York Stock Exchange is closed. As a result, the Mercury QA International Fund’s net asset value may change on days when you will not be able to purchase or redeem the underlying fund’s shares. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Funds.

Generally, Class I shares will have the highest net asset value, because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares because Class B and Class C shares have distribution fees and higher transfer agency fees. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.
FEE-BASED PROGRAMS

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including through exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial consultant or your selected dealer.

DIVIDENDS AND TAXES

Each Fund will distribute at least annually any net investment income and any net realized long or short term capital gains. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer that has an agreement with the Fund, contact your financial consultant about which option you would like. If your account is with the transfer agent, and you would like to receive dividends in cash, contact the transfer agent. Although this cannot be predicted with any certainty, the Funds anticipate that the majority of their dividends, if any, will consist of capital gains.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] Account Choices

“Buying a dividend”

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Funds intend to pay dividends that will either be taxed as ordinary income or capital gains. Capital gain dividends of individuals are generally taxed at different rates than ordinary income dividends.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund expects to make an election (when over 50% of its assets consists of foreign stocks or securities at its fiscal year end) that will generally require shareholders to include in income their share of foreign withholding taxes paid by the Fund. Shareholders may be entitled to treat these taxes as taxes paid by them, and therefore, deduct such taxes in computing their taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes otherwise owed.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, a Fund must withhold 31% of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] The Portfolio Management

MANAGEMENT OF THE FUNDS

Mercury Asset Management US, a division of Fund Asset Management, L.P., is the Fund’s investment adviser. The investment adviser manages the Funds’ investments and business operations under the overall supervision of the Board of Directors of the Funds. The investment adviser’s responsibilities include determining changes to (a) the underlying funds in which the Funds may invest; (b) the percentage of assets of each Fund invested in an underlying fund; and (c) the percentage range of assets of any Fund that may be invested in the underlying equity funds and the underlying fixed income funds as separate groups. The investment adviser is responsible for making all investment decisions for the Funds. The investment adviser or its affiliates also serves as investment adviser to each underlying fund. The investment adviser’s principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Philip Green is a Senior Vice President and Portfolio Manager of each Fund and is primarily responsible for the day-to-day management of each Fund’s portfolio. Mr. Green has been a Senior Vice President of Fund Asset Management, L.P. and certain of its affiliates since 1999, a Managing Director and Portfolio Manager of Global Institutional Services at Bankers Trust from 1997 to 1999, a Vice President of Quantitative Equities at Bankers Trust in 1996, a Vice President of Asset Allocations Strategies at Bankers Trust from 1994 to 1996, a Vice President of Foreign Exchange and Currency Overlay Strategies at Bankers Trust from 1988 to 1999 and an Assistant Treasurer of Asset Management Group at Bankers Trust from 1985 to 1988.

Mercury Asset Management US is a division of Fund Asset Management, L.P. Fund Asset Management, L.P. was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management, L.P. and its affiliated advisers had approximately $550.07 billion in investment company and other portfolio assets under management as of January 31, 2000. This amount includes assets managed for affiliates.

The investment adviser is paid at the rate of 0.15% of each Fund’s average daily net assets for asset allocation services.

In addition, each Fund, as a shareholder of the underlying funds, will indirectly bear a proportionate share of any investment advisory fees and other expenses paid by the underlying funds. Because of this, the expenses associated with investing in this type of Fund are generally higher than those for mutual funds that do not invest primarily in other underlying funds. In addition, the following chart shows the contractual management fees payable to the investment adviser and its affiliates by the underlying funds. Some of these rates may be lower due to voluntary fee waivers by the investment adviser of the underlying fund. In addition, the chart shows the current annual fund operating expenses of Class I shares of each underlying fund in which the Funds expect to initially invest, after applicable fee waivers.

Underlying Fund	Contractual Management Fee	Annual Fund Operating Expenses

Mercury QA Large Cap Core Fund of Mercury QA Equity Series, Inc.	0.40%	1.16%

Mercury QA Large Cap Value Fund of Mercury QA Equity Series, Inc.	0.40%	1.16%

Mercury QA Large Cap Growth Fund of Mercury QA Equity Series, Inc.	0.40%	1.16%

Mercury QA Mid Cap Fund of Mercury QA Equity Series, Inc.	0.55%	1.60%

Mercury QA Small Cap Fund of Mercury QA Equity Series, Inc.	0.55%	1.65%

Mercury QA International Fund of Mercury QA Equity Series, Inc.	0.65%	1.75%

Master Aggregate Bond Index Series(a)(b)	0.06%	0.07%

(a)
The investment adviser of Quantitative Master Series Trust has entered into contractual arrangements to provide that the management fee for the series when combined with administrative fees of certain funds that invest in the series, will not exceed specific amounts. As a result of these contractual arrangements, the investment adviser of the Master Aggregate Bond Index Series currently receives a fee of 0.01%.

(b)	The fee rate paid to the investment adviser and its affiliates by the Master Aggregate Bond Index Series during the fiscal year ended December 31, 1999 (including voluntary waivers) was 0.01%.

A Note about Year 2000

As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the “Year 2000 Problem”). It is still possible that some computer systems could malfunction in the future because of the Year 2000 Problem or as a result of actions taken to address the Year 2000 Problem. Fund management does not anticipate that its services or those of the Funds ’ other service providers will be adversely affected, but Fund management will continue to monitor the situation. If malfunctions related to the Year 2000 Problem do arise, the Funds and their investments could be negatively affected.

MERCURY QA STRATEGY SERIES, INC.

Funds

Mercury QA Strategy Growth and Income Fund
Mercury QA Strategy Long-Term Growth Fund
Mercury QA Strategy All-Equity Fund
of Mercury QA Strategy Series, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(888-763-2260)

Investment Adviser

Mercury Asset Management US,
a division of Fund Asset Management, L.P.
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Transfer Agent

Financial Data Services, Inc.
Administrative Offices:
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

Mailing Address:
P.O. Box 45289
Jacksonville, Florida 32232-5289
(888-763-2260)

Independent Auditors

Deloitte & Touche, LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540-6400

Distributor

Mercury Funds Distributor,
a division of Princeton Funds Distributor, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

Custodian for the Funds and the Mercury QA Equity Funds

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, New York 11245

Custodian for Master Aggregate Bond Index Series

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Counsel

Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174

MERCURY QA STRATEGY SERIES, INC.
[GRAPHIC] To Learn More

SHAREHOLDER REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the transfer agent, you may receive only one copy of each shareholder report and certain other mailings regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial consultant or, if none, write to the transfer agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial consultant or the transfer agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing or calling the Funds at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-888-763-2260.

Contact your financial consultant or the Funds at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942,8090 for information on the operation of the Public Reference Room. This information is also available on the SEC ’s Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act File #811-09617.

Code #19090-0300. RED
©Fund Asset Management, L.P.

Mercury QA Strategy Series, Inc.
Mercury QA Strategy Growth And Income Fund
Mercury QA Strategy Long-Term Growth Fund

Mercury QA Strategy All-Equity Fund

[LOGO OF MERCURY QA STRATEGY]

PROSPECTUS  •   March 13, 2000

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